UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06103

Investors Cash Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  3/31

Date of reporting period:  6/30/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2014 (Unaudited)

Central Cash Management Fund
	Principal Amount ($)	Value ($)
Government & Agency Obligations 64.2%
U.S. Government Sponsored Agencies 57.4%
Federal Farm Credit Bank:
0.121% *, 10/27/2014	3,010,000	3,010,153
0.124% **, 7/16/2014	10,000,000	9,999,458
0.131% *, 3/3/2016	15,000,000	15,000,000
0.132% *, 11/26/2014	8,000,000	8,000,505
0.133% *, 10/20/2014	20,000,000	20,000,347
0.136% **, 8/7/2014	10,000,000	9,998,561
0.15% *, 2/2/2015	25,000,000	24,997,758
0.24% *, 3/4/2015	5,000,000	5,003,082
Federal Home Loan Bank:
0.068% **, 7/16/2014	12,750,000	12,749,628
0.092% *, 2/12/2015	25,000,000	25,000,000
0.099%, 1/20/2015	40,000,000	40,000,000
0.1% **, 1/26/2015	5,000,000	4,997,097
0.101%, 6/5/2015	33,000,000	33,000,034
0.102% **, 8/1/2014	9,300,000	9,299,159
0.12%, 7/8/2014	15,000,000	14,999,969
0.12%, 10/27/2014	8,000,000	7,999,507
0.125%, 2/5/2015	12,500,000	12,496,075
0.133% **, 8/25/2014	13,000,000	12,997,319
0.17%, 8/1/2014	10,000,000	9,999,938
0.17%, 9/5/2014	10,000,000	9,999,684
0.17%, 2/12/2015	6,000,000	6,000,099
Federal Home Loan Mortgage Corp.:
0.059% **, 9/2/2014	25,000,000	24,997,375
0.059% **, 10/17/2014	10,000,000	9,998,200
0.068% **, 8/6/2014	25,000,000	24,998,250
0.069% **, 9/8/2014	28,815,000	28,811,134
0.08% **, 11/21/2014	25,000,000	24,992,056
0.08% **, 11/26/2014	28,300,000	28,290,692
0.08% **, 12/1/2014	3,125,000	3,123,938
0.087% **, 12/8/2014	10,000,000	9,996,111
0.094% **, 10/2/2014	15,000,000	14,996,319
0.099% **, 10/15/2014	20,000,000	19,994,111
0.099% **, 10/24/2014	17,000,000	16,994,569
0.099% **, 10/28/2014	20,000,000	19,993,389
0.109% **, 11/5/2014	25,000,000	24,990,299
0.113% **, 8/18/2014	12,500,000	12,498,083
0.138% **, 8/26/2014	7,000,000	6,998,476
0.144% **, 7/7/2014	15,000,000	14,999,590
0.145% **, 6/16/2015	5,000,000	4,992,951
0.169% **, 12/3/2014	10,000,000	9,992,681
Federal National Mortgage Association:
0.065% **, 10/14/2014	25,000,000	24,995,260
0.075% **, 7/14/2014	10,000,000	9,999,711
0.099% **, 9/3/2014	10,000,000	9,998,222

		642,199,790
U.S. Treasury Obligations 6.8%
U.S. Treasury Notes:
0.07% *, 1/31/2016	21,400,000	21,400,000
2.25%, 1/31/2015	12,500,000	12,654,063
2.375%, 9/30/2014	7,500,000	7,541,322
2.625%, 7/31/2014	20,000,000	20,043,086
4.25%, 8/15/2014	15,000,000	15,077,620

		76,716,091

Total Government & Agency Obligations (Cost $718,915,881)		718,915,881
Repurchase Agreements 36.4%
Barclays Capital, 0.07%, dated 6/30/2014, to be repurchased at $71,000,138 on 7/1/2014 (a)	71,000,000	71,000,000
BNP Paribas, 0.08%, dated 6/30/2014, to be repurchased at $72,000,160 on 7/1/2014 (b)	72,000,000	72,000,000
BNP Paribas, 0.09%, dated 6/30/2014, to be repurchased at $123,000,308 on 7/1/2014 (c)	123,000,000	123,000,000
Merrill Lynch & Co., Inc., 0.06%, dated 6/30/2014, to be repurchased at $56,000,093 on 7/1/2014 (d)	56,000,000	56,000,000
Nomura Securities International, 0.11%, dated 6/30/2014, to be repurchased at $45,000,138 on 7/1/2014 (e)	45,000,000	45,000,000
The Goldman Sachs & Co., 0.1%, dated 6/30/2014, to be repurchased at $40,000,111 on 7/1/2014 (f)	40,000,000	40,000,000

Total Repurchase Agreements (Cost $407,000,000)		407,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,125,915,881) †	100.6	1,125,915,881
Other Assets and Liabilities, Net	(0.6)	(6,463,928)

Net Assets	100.0	1,119,451,953

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†	The cost for federal income tax purposes was $1,125,915,881.
*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2014.

**	Annualized yield at time of purchase; not a coupon rate.
(a)	Collateralized by $72,476,700 U.S. Treasury Note, 1.625%, maturing on 6/30/2019 with a value of $72,420,096.
(b)	Collateralized by $69,254,257 Government National Mortgage Association, with the various coupon rates from 3.0-4.0%, with various maturity dates of 12/20/2041-11/20/2042 with a value of $73,440,001.
(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
60,370,800	U.S. Treasury Bond	2.75	8/15/2042	54,349,146
47,866,200	U.S. Treasury Inflation-Indexed Notes	0.125-1.875	7/15/2015-4/15/2019	57,411,078
13,525,800	U.S. Treasury Note	2.25	4/30/2021	13,699,872
Total Collateral Value				125,460,096
(d)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
16,152,300	U.S. Treasury Inflation-Indexed Note	0.125	4/15/2019	16,816,364
40,218,000	U.S. Treasury Note	0.25	7/31/2015	40,303,661
Total Collateral Value				57,120,025
(e)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
24,856	Federal Home Loan Mortgage Corp.	4.0	6/1/2044	26,426
43,139,510	Government National Mortgage Association	2.49-7.5	8/15/2023-6/20/2044	45,873,575
Total Collateral Value				45,900,001
(f)	Collateralized by $37,184,985 Government National Mortgage Association, with the various coupon rates from 3.0-5.0%, with various maturity dates of 12/20/2028-3/15/2044 with a value of $40,800,000.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Government & Agency Obligations (g)	$—	$718,915,881	$—	$718,915,881
Repurchase Agreements	—	407,000,000	—	407,000,000
Total	$—	$1,125,915,881	$—	$1,125,915,881

There have been no transfers between fair value measurement levels during the period ended June 30, 2014.
(g)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Central Cash Management Fund, a series of Investors Cash Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 22, 2014